Expense Example, No Redemption {- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-14 - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 341
3 Years	505
5 Years	689
10 Years	1,220
Fidelity Advisor Limited Term Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	340
3 Years	490
5 Years	655
10 Years	1,136
Fidelity Advisor Limited Term Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	140
3 Years	460
5 Years	807
10 Years	1,594
Fidelity Advisor Limited Term Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	38
3 Years	150
5 Years	279
10 Years	655
Fidelity Advisor Limited Term Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	120
5 Years	221
10 Years	$ 515